Document and Entity Information	Feb. 10, 2021
Cover [Abstract]
Entity Registrant Name	PULTEGROUP INC/MI/
Amendment Flag	false
Entity Central Index Key	0000822416
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Incorporation State Country Code	MI
Entity File Number	1-9804
Entity Tax Identification Number	38-2766606
Entity Address, Address Line One	3350 Peachtree Road NE
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(404)
Local Phone Number	978-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares, par value $0.01
Trading Symbol	PHM
Security Exchange Name	NYSE